Fair Value Measurements - Impaired Assets, Measured at Fair Value on a Nonrecurring Basis (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments in single-family residential properties, net held for use and held for sale impairment adjustments
Total impairments	$ (95)	$ (519)	$ (1,132)	$ (519)	$ (2,282)	$ (1,448)	$ (423)
Rental Properties | Fair Value, Measurements, Nonrecurring | Level 3
Investments in single-family residential properties, net held for use and held for sale impairment adjustments
Pre-impairment amount	885	3,959	8,127	3,959	6,938	0	0
Total impairments	(95)	(290)	(865)	(290)	(1,327)	0	0
Fair value	790	3,669	7,262	3,669	5,611	0	0
Rental Properties | Fair Value, Measurements, Nonrecurring | Level 3
Investments in single-family residential properties, net held for use and held for sale impairment adjustments
Pre-impairment amount	0	1,057	496	1,057	3,066	2,230	467
Total impairments	0	(229)	(267)	(229)	(955)	(1,448)	(423)
Fair value	$ 0	$ 828	$ 229	$ 828	$ 2,111	$ 782	$ 44